Discontinued Operations	12 Months Ended
Mar. 31, 2026
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

3.	Discontinued Operations

On March 17, 2025, WOFE signed agreements to terminate its VIE arrangements with Wuxi Kingway, resulting in loss of control, deconsolidation of the VIE, and release of the related equity pledge. The VIE disposal was deemed a strategic shift under ASC 205-20, so the VIE’s assets, liabilities, and results are reported as discontinued operations and prior-period financial statements were retrospectively adjusted to reflect the discontinued operations’ impact.

The following table summarizes the operating results of discontinued operations for the period from April 1, 2024 to March 17, 2025, together with comparable prior period data covering April 1, 2023 to March 31, 2024.

	From April 1, 2024 to March 17, 2025	For the years ended March 31, 2024
Revenue	$130,615	1,999,056
Net loss	$(1,451,327)	462,886

	From April 1, 2024 to March 17, 2025	For the years ended March 31, 2024
Net cash used in operating activities	$(3,182,287)	(1,500,154)
Net cash provided by investing activities	—	4,788
Net cash provided by (used in) financing activities	—	—
Effects of exchange rate changes on cash	1,649,736	(559,935)
Net decrease in cash and cash equivalents – Discontinued operations	$(1,532,551)	(2,055,301)

SKILLFUL CRAFTSMAN EDUCATION TECHNOLOGY LIMITED.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS